CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Accumulated Depreciation	$ 684	$ 99
Net of discount of convertible notes payable	$ 26,755	$ 0
Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Preferred Stock, Authorized	10,000,000	10,000,000
Preferred Stock, Issued	0	0
Preferred Stock, Outstanding	0	0
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Authorized	100,000,000	100,000,000
Common Stock, Issued	21,937,822	20,752,000
Common Stock, Outstanding	21,937,822	20,752,000